Financial Risk Management Objectives and Policies (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Disclosure of nature and extent of risks arising from financial instruments
The following table demonstrates the sensitivity of profit or loss in the consolidated statement of operations to reasonably possible changes in interest rates, with all other variables held constant.

	Increase/ (Decrease) in Percentages	Effects on Loss before Tax
December 31, 2019	10%	$2,164
	(10)%	$(2,164)
December 31, 2020	10%	$19,194
	(10%)	$(19,194)
December 31, 2021	10%	$2
	(10)%	$(2)

Disclosure of derivative financial liabilities	The Company’s exposure to foreign currency risk against financial assets and financial liabilities was as follows, based on notional amounts:

	EUR	JPY	SGD
December 31, 2020
Receivables and prepayments	$141,603	$353	$12,020
Cash and cash equivalents	54,043	2,150	8,531
Loans and borrowings	(26,992)	—	42
Trade and other payables	(150,127)	(13,820)	(65,966)
	$18,527	$(11,317)	$(45,373)
December 31, 2021
Receivables and prepayments	$160,684	$315	$12,573
Cash and cash equivalents	45,178	1,922	3,924
Loans and borrowings	(14,361)	—	(90,912)
Trade and other payables	(253,558)	(72,867)	(147,284)
	$(62,057)	$(70,630)	$(221,699)

Disclosure of maturity analysis for derivative financial liabilities
The aging of financial assets including trade receivables is as follows:

			Past Due but Not Impaired
	Total	Neither part Due Nor Impaired	< 30 Days	31-90 Days	91-120 Days	Great than 120 days
December 31, 2020	$1,041,389	$1,026,367	$14,795	$197	$30	$—
December 31, 2021	$1,067,350	$1,023,506	$42,507	$550	$787	$—
The table below summarizes the maturity profile of the Company’s financial liabilities:

	Carrying Value	Contractual Cash Flows	1 Year or Less	1 to 5 Years	Greater than 5 Years	Total
December 31, 2020
Loans and borrowings	$2,337,955	$2,507,456	$447,490	$2,000,928	$59,038	$2,507,456
Lease obligations	464,512	597,996	165,621	256,597	175,778	597,996
Derivative financial liability	34,663	34,663	1,318	33,345	—	34,663
Trade payables and other liabilities	1,271,944	1,271,944	1,138,069	133,875	—	1,271,944
	$4,109,074	$4,412,059	$1,752,498	$2,424,745	$234,816	$4,412,059
December 31, 2021
Loans and borrowings	$2,013,099	$2,204,618	$349,373	$1,735,562	$119,683	2,204,618
Lease obligations	425,518	511,901	156,784	231,820	123,297	511,901
Derivative financial liability	65,569	65,569	48,593	16,976	—	65,569
Trade payables and other liabilities	1,894,595	1,894,595	1,848,083	46,512	—	1,894,595
	$4,398,781	$4,676,683	$2,402,833	$2,030,870	$242,980	$4,676,683

Disclosure of fair value measurement of assets
The following table presents the Company’s assets and liabilities measured at fair value on a recurring basis:

	Fair Value Measurement at Reporting Date Using

	Total	Quoted Prices Identical Assets/ Liabilities (Level 1)	Significant Other Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2020
Assets:

Cash equivalents(1)	$560,198	$560,198	$—	$—

Investments in equity instruments(2)	$12,737	$—	$—	$12,737

Derivatives(3)	$84,588	$—	$84,588	$—

Liabilities:

Derivatives(4)	$34,663	$—	$34,663	$—

	Fair Value Measurement at Reporting Date Using

	Total	Quoted Prices Identical Assets/ Liabilities (Level 1)	Significant Other Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2021
Assets:

Cash equivalents (1)	$2,175,002	$2,150,002	$25,000	$—

Investments in equity instruments (2)	$16,806	$770	$—	$16,036

Derivatives(3)	$25,500	$—	$25,500	$—

Liabilities:

Derivatives(4)	$65,569	$—	$65,569	$—
(1)Included in cash and cash equivalents on the Company’s consolidated statements of financial position.
(2)Included in current and noncurrent receivables, prepayments and other assets on the Company’s consolidated statements of financial position.
(3)Consists of foreign currency forward contracts, interest rate swaps, cross currency swaps and commodity hedge. Included in other current and noncurrent financial assets on the Company’s consolidated statements of financial position.
(4)Consists of foreign currency forward contracts, interest rate swaps, cross currency swaps and commodity hedge. Included in other current and noncurrent financial liabilities on the Company’s consolidated statements of financial position.
Disclosure of financial assets
The carrying and fair values of the Company’s financial instruments not recorded at fair value on a recurring basis are presented in the following table, classified according to the categories of loans and receivables (“LaR”) and financial liabilities at amortized cost (“FLAC”):

		December 31, 2020		December 31, 2021
Financial Liability	Category	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Other long-term debt	FLAC	2,337,955	2,336,114	2,013,099	2,005,999
Total		$2,337,955	$2,336,114	$2,013,099	$2,005,999